UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: June 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS:

MASSACHUSETTS MONEY MARKET PORTFOLIO

FORM N-Q

JUNE 30, 2005

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)

June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 99.5%
Education - 21.8%
$5,120,000	VMIG 1(a)	Massachusetts State College Building Authority MERLOT, PART, Series B- 11, AMBAC-Insured, 2.310% due 7/6/05 (b)	$5,120,000
		Massachusetts State DFA:
2,000,000	A-1+	Boston University, Series R-1, XLCA-Insured, 2.350% due 7/7/05 (b)	2,000,000
3,000,000	A-1+	Boston University, Series R-3, XLCA-Insured, 2.350% due 7/7/05 (b)	3,000,000
7,000,000	A-1+	Phillips Academy, 2.270% due 7/7/05 (b)	7,000,000
1,515,000	VMIG 1(a)	Wentworth Institute, AMBAC-Insured, 2.270% due 7/7/05 (b)	1,515,000
		Massachusetts State HEFA:
3,000,000	A-1	Berklee College of Music, Series 385, MBIA-Insured, 2.300% due 7/7/05 (b)	3,000,000
1,500,000	A-1+	Harvard University, Series B, 2.100% due 7/7/05 (b)	1,500,000
2,300,000	A-1+	Massachusetts Institute of Technology, Series J-2, 2.140% due 7/7/05 (b)	2,300,000
1,990,000	VMIG 1(a)	Simmons College, MERLOT, Series T, AMBAC-Insured, 2.310% due 7/6/05 (b)	1,990,000
500,000	A-1+	University of Massachusetts, Series A, 2.220% due 7/6/05 (b)	500,000
1,445,000	A-1+	Wellesley College, Issue E, 2.170% due 7/6/05 (b)	1,445,000
4,900,000	A-1+	Williams College, Series E, 2.320% due 7/6/05 (b)	4,900,000
4,000,000	VMIG 1(a)	Massachusetts State IFA, Education Buckingham Browne Nichols, 2.270% due 7/7/05 (b)	4,000,000

		Total Education	38,270,000

General Obligation - 22.7%
4,000,000	MIG 1(a)	Bridgewater & Raynham Regional School District GO, 3.000% due 7/1/05	4,000,000
3,320,000	MIG 1(a)	Danvers, MA, GO, BAN, 3.000% due 7/15/05	3,320,620
4,510,000	MIG 1(a)	Dover & Sherborn Regional School District GO, 3.000% due 11/10/05	4,522,560
3,000,000	SP-1+	Marblehead, MA, GO, BAN, 3.000% due 8/19/05	3,001,179
		Massachusetts State GO:
1,100,000	A-1+	Central Artery, Series A, 2.310% due 7/6/05 (b)	1,100,000
4,000,000	A-1	MSTC, PART, Series 2002-209, Class A, FSA-Insured, 2.310% due 7/6/05 (b)	4,000,000
1,700,000	A-1+	Refunding, Series B, 2.220% due 7/7/05 (b)	1,700,000
1,100,000	A-1+	Series B, 2.230% due 7/7/05 (b)	1,100,000
4,880,000	MIG 1(a)	Medfield, MA, GO, BAN, 3.000% due 8/1/05	4,883,014
6,000,000	MIG 1(a)	Milton, MA, GO, BAN, 3.000% due 8/5/05	6,007,200
4,901,000	MIG 1(a)	Newburyport, MA, GO, BAN, 4.000% due 4/28/06	4,949,112
1,200,000	MIG 1(a)	Peabody, MA, GO, BAN, 3.000% due 9/30/05	1,202,913

		Total General Obligation	39,786,598

Hospitals - 10.2%
7,020,000	VMIG 1(a)	Massachusetts State DFA, Notre Dame Health Care Center, 2.360% due 7/7/05 (b)	7,020,001
		Massachusetts State HEFA:
2,500,000	A-1	Bay State Medical Center, PART, FGIC-Insured Series 834, 2.300% due 7/7/05 (b)	2,500,000
1,100,000	A-1+	Childrens Hospital, Series L-1, AMBAC-Insured, 2.180% due 7/7/05 (b)	1,100,000
1,500,000	A-1+	Partners Healthcare, Series D-4, 2.250% due 7/7/05 (b)	1,500,000
195,000	A-1+	Partners Healthcare, Series D-6, 2.230% due 7/1/05 (b)	195,000
1,000,000	A-1+	Partners Healthcare, Series P-1, FSA-Insured, 2.500% due 7/6/05 (b)	1,000,000
4,475,000	A-1+	Partners Healthcare, Systems P-1, FSA-Insured, 2.260% due 7/6/05 (b)	4,475,000

		Total Hospitals	17,790,001

Housing: Multi-Family - 4.3%
3,600,000	VMIG 1(a)	Massachusetts State DFA, MFH, Housing-Archstone Readstone, Series A, 2.330% due 7/6/05 (b)(c)	3,600,000
		Massachusetts State HFA:
		Housing Revenue:

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)

June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family - 4.3% (continued)
$495,000	A-1+	Refunding, Series G, 2.220% due 7/6/05 (b)	$495,000
1,500,000	A-1+	Series F, FSA-Insured, 2.220% due 7/6/05 (b)	1,500,000
2,000,000	VMIG 1(a)	Multifamily, Series A, FNMA-Collateralized, 2.450% due 7/7/05 (b)(c)	2,000,000

		Total Housing: Multi-Family	7,595,000

Housing: Single Family - 2.4%
		Massachusetts State HFA:
400,000	VMIG 1(a)	Housing Revenue, 2.250% due 7/6/05 (b)(c)	400,000
3,864,000	VMIG 1(a)	Single Family, Clipper Tax Exempt Trust, Series 98-8, PART, AMBAC-Insured, 2.570% due 7/7/05 (b)	3,864,000

		Total Housing: Single Family	4,264,000

Industrial Development - 4.1%
		Massachusetts State DFA:
700,000	A-1+	Cider Mills Farms Co., Inc., 2.610% due 7/6/05 (b)(c)	700,000
2,710,000	NR	Epichem, Inc. Project, 2.730% due 7/7/05 (b)(c)	2,710,000
2,695,000	A-1+	Massachusetts State DFA, IDR, Kayem Foods, Inc., 2.330% due 7/6/05 (b)(c)	2,695,000
		Massachusetts State IFA:
750,000	A-1+	420 Newburyport Turnpike, Series 1998, 2.330% due 7/6/05 (b)(c)	750,000
400,000	NR	Peterson American Corp. Project, 2.500% due 7/6/05 (b)(c)	400,000

		Total Industrial Development	7,255,000

Lifecare Systems - 4.1%
3,300,000	A-1	Massachusetts State DFA, Brooksby Village, Inc. Project, 2.260% due 7/7/05 (b)	3,300,000
3,780,000	VMIG 1(a)	Massachusetts State HEFA, CIL Realty of Massachusetts, Inc., 2.300% due 7/6/05 (b)	3,780,000

		Total Lifecare Systems	7,080,000

Miscellaneous - 8.7%
		Massachusetts HEFA Revenue, Capital Asset Program:
700,000	A-1+	Series C, MBIA-Insured, 2.290% due 7/6/05 (b)	700,000
1,500,000	VMIG 1(a)	Series E, 2.250% due 7/6/05 (b)	1,500,000
		Massachusetts State DFA:
1,920,000	A-1+	Decas Cranberry Products, Inc., 2.350% due 7/6/05 (b)(c)	1,920,000
4,700,000	A-1+	Draper Laboratory Issue, MBIA-Insured, 2.280% due 7/6/05 (b)	4,700,000
2,670,000	A-1+	Horner Millwork Corp., 2.350% due 7/6/05 (b)(c)	2,670,000
3,000,000	A-1	TECP, 2.250% due 8/30/05	3,000,000
700,000	VMIG 1(a)	Massachusetts State IFA, Whitehead Institute Biomed Research, 2.220% due 7/6/05 (b)	700,000

		Total Miscellaneous	15,190,000

Solid Waste - 2.7%
		Massachusetts State DFA Solid Waste Disposal Revenue, Newark Group Project:
500,000	A-1+	Series A, 2.330% due 7/6/05 (b)(c)	500,000
4,300,000	A-1+	Series C, 2.330% due 7/6/05 (b)(c)	4,300,000

		Total Solid Waste	4,800,000

See Notes to Schedule of Investments.

MASSACHUSETTS MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)

June 30, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation - 12.4%
		Massachusetts Bay Transportation Authority, Series B, TECP:
$5,500,000	A-1+	2.600% due 8/2/05	$5,500,000
2,800,000	A-1+	2.400% due 8/4/05	2,800,000
		Massachusetts Port Authority, TECP:
2,000,000	A-1+	2.530% due 7/28/05	2,000,000
4,000,000	A-1+	2.350% due 8/4/05	4,000,000
2,000,000	A-1+	2.550% due 8/11/05 (c)	2,000,000
		Massachusetts State Turnpike Authority:
3,999,000	VMIG 1(a)	Clipper Tax Exempt Trust, PART, Series 00-2, MBIA-Insured 2.120% due 8/11/05 (b)	3,999,000
1,400,000	VMIG 1(a)	Series 334, MBIA-Insured, 2.300% due 7/7/05 (b)	1,400,000

		Total Transportation	21,699,000

Utilities - 2.3%
4,000,000	VMIG 1(a)	Massachusetts State DFA, ISO New England, Inc., 2.320% due 7/7/05 (b)	4,000,000

Water & Sewer - 3.8%
		Massachusetts State Water Authority, TECP, Series 95:
2,000,000	A-1+	2.530% due 7/28/05	2,000,000
2,000,000	A-1+	2.630% due 8/10/05	2,000,000
		Massachusetts State Water Resources Authority, Multi Modal, General Subordinated:
1,200,000	A-1+	Series C, FGIC-Insured, 2.260% due 7/6/05 (b)	1,200,000
1,500,000	A-1+	Series D, FGIC-Insured, 2.260% due 7/6/05 (b)	1,500,000

		Total Water & Sewer	6,700,000

		TOTAL INVESTMENTS - 99.5% (Cost - $174,429,599#)	174,429,599
		Other Assets in Excess of Liabilities - 0.5%	875,610

		TOTAL NET ASSETS - 100.0%	$175,305,209

#	Aggregate cost for Federal income tax purposes is substantially the same.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.

(a)	Rating by Moody’s Investors Service, Inc.

(b)	Variable rate demand obligation payable at par on demand at any time on no more than seven days notice. The coupon rate listed represents the current rate at period end. The due dates on these securities reflect the next interest rate reset date or, when applicable, the maturity date.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BAN	— Bond Anticipation Notes
CIL	— Corporation for Independent Living
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISO	— Independent System Operator
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
PART	— Partnership Structure
SPA	— Standby Bond Purchase Agreement
TECP	— Tax Exempt Commercial Paper
XLCA	— XL Capital Assurance

See Notes to Schedule of Investments.

Short-Term Security Ratings (unaudited)

The definitions of the applicable ratings symbols are set forth below:

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG 1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Massachusetts Money Market Portfolio (the “Fund”), a separate diversified investment fund of the Smith Barney Muni Funds (“Trust”), a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date August 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
Chief Executive Officer

Date August 26, 2005

By	/S/ ROBERT BRAULT
Chief Financial Officer

Date August 26, 2005